Form N-1A Cover	Sep. 17, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 17, 2024
Prospectus Date	Jan. 31, 2024
Class F Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
U.S. Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class F Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on May 1, 2024, May 20, 2024, July 8, 2024, August 30, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Class I Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
U.S. Managed Volatility Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class I Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
May 1, 2024, May 20, 2024, August 30, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Class Y Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
U.S. Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class Y Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
April 5, 2024, May 1, 2024, May 20, 2024, July 8, 2024, August 30, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.